UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited)

	Principal Amount	Value
Municipal Bonds 96.6%
California 91.8%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage
Insured, 6.65%, 10/01/22	$475,000	$476,126
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,499,890
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,816,178
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,572,900
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	20,347,950
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	10,334,467
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	9,970,409
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	210,000	210,475
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	88,183,042
5.30%, 10/01/23	70,015,000	75,552,486
5.40%, 10/01/24	43,770,000	47,307,491
5.45%, 10/01/25	32,960,000	35,652,173
zero cpn., 10/01/29	20,000,000	10,511,400
zero cpn., 10/01/30	41,665,000	20,165,860
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,250,090
5.30%, 6/01/26	7,000,000	7,020,720
5.00%, 6/01/28	8,925,000	8,948,919
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,193,120
Alhambra USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/29	13,025,000	13,069,155
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,756,461
Election of 2007, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	31,645,075
Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	5,383,050
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	21,740,800
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured,
zero cpn.,
9/01/24	26,855,000	19,957,025
9/01/26	29,430,000	19,531,808
9/01/27	22,860,000	14,364,538
9/01/28	14,425,000	8,590,232
9/01/29	24,810,000	13,930,567
9/01/32	13,665,000	6,390,847
9/01/33	37,070,000	16,409,777
9/01/34	24,970,000	10,489,398
3/01/37	15,080,000	5,491,684
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	5,594,582
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000	16,293,597
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	19,680,000	21,893,213
Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38	8,420,000	9,352,768
Bakersfield City School District GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/31	8,390,000	9,061,703
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	2,690,000	2,700,814
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36	11,410,000	3,378,843
Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	25,000,000	3,239,750
Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53	60,000,000	5,274,000
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	101,435,000	104,944,651
Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	90,819,268
Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	20,227,320
Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	59,673,864
Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	80,707,500
Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	39,139,800
Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	29,935,944
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	36,458,730
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,199,520

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,884,000
Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30	8,590,000	8,619,120
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,499,250
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	10,979,103
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,608,571
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,689,131
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	2,780,000	2,780,000
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	900,000	903,537
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	43,780,000	43,890,763
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,531,450
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,800,000	1,801,638
California HFAR, Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	5,017,250
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	6,290,700
FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	64,703,534
California State Educational Facilities Authority Revenue,
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	5,114,544
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	4,657,773
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,477,397
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	3,063,249
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	3,841,006
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	3,651,469
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	7,358,954
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	4,130,000	4,192,322
Pepperdine University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	1,090,000	1,111,146
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,199,386
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	32,295,245
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	40,705,000	51,269,576
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	18,175,162
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	114,032,068
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,068,313
Various Purpose, 5.125%, 4/01/24	5,000	5,017
Various Purpose, 6.00%, 5/01/24	2,565,000	2,612,222
Various Purpose, 5.20%, 4/01/26	20,000	20,069
Various Purpose, 5.00%, 8/01/34	48,000,000	52,566,240
Various Purpose, 6.00%, 4/01/38	57,130,000	66,616,436
Various Purpose, 6.00%, 11/01/39	100,000,000	118,935,000
Various Purpose, 5.25%, 11/01/40	69,685,000	80,070,852
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	546,804
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	418,378
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,814
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	908,665
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,960
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	257,099
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	27,786,720
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	30,012,250
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	64,313,585
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,892,500
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,817,090
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	94,092,450
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,225,317
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	27,811,250
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,374,400
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,437,920
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,430,300
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	53,575,500
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,631,802
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	11,246,700
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,619,215
Children's Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,385,463

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
Children's Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,025,700
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,201,068
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	9,997,020
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,669,760
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	146,705
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,493,111
Rady Children's Hospital, 5.25%, 8/15/41	11,000,000	12,031,030
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	32,522,808
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	79,854,853
Sutter Health, Series A, 5.00%, 8/15/52	76,565,000	81,819,656
California State Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.375%, 2/01/29	10,000,000	11,167,900
5.25%, 2/01/37	37,100,000	38,911,964
5.50%, 2/01/39	13,250,000	14,796,142
5.25%, 2/01/46	90,650,000	94,934,119
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45	13,145,000	15,098,610
[a] Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	15,961,500
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,647,920
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	36,511,016
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,673,269
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,524,750
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17	5,705,000	5,727,078
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,468,864
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	53,335,107
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,786,712
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,697,870
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	10,130,367
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,744,100
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	116,706,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	59,832,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,326,800
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,716,900
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/39	23,000,000	25,800,020
Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,567,997
Refunding, Series A, 5.00%, 11/01/44	32,345,000	35,982,842
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	4,100,000	4,157,728
Refunding, Series C, NATL Insured, 5.00%, 11/01/35	3,280,000	3,325,756
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	11,390,000	11,567,798
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/35	9,620,000	9,770,168
California Statewide CDA Revenue COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-
Refunded, 5.75%, 10/01/25	24,545,000	27,438,119
California Statewide CDA Revenue,
Adventist Health System West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,163,438
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,711,750
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,770,000	10,500,014
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,616,879
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,270,260
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	64,013,820
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,880,950
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,267,200
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	5,640,000	4,847,524
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,249,350
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	11,657,235
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	23,930,000	19,035,597
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	2,800,000	2,394,364
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,710,800
Enloe Medical Center, Series B, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	40,732,905
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 10/01/37	4,000,000	4,377,160
Huntington Memorial Hospital, Pre-Refunded, 5.00%, 7/01/35	45,000,000	45,000,000
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	20,000,000	20,049,800
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	11,027,817
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,608,000

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	96,330,103
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	47,925,238
Kaiser Permanente, Series B, 5.25%, 3/01/45	179,945,000	183,916,386
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,488,200
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,235,000	14,404,143
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	23,701,363
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	23,217,660
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,409,248
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,620,680
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,224,600
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,421,184
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,945,544
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	108,300,000	109,592,019
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	67,409,588
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,543,765
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I,
Refunding,
5.125%, 5/15/31	8,000,000	8,776,080
5.375%, 5/15/38	8,500,000	9,389,270
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, 5.25%,
10/01/24	275,000	275,853
California Statewide CDA, COP,
NATL Insured, 5.00%, 4/01/18	4,390,000	4,398,297
NATL Insured, 5.125%, 4/01/23	6,000,000	6,004,920
The Internext Group, 5.375%, 4/01/17	600,000	601,698
The Internext Group, 5.375%, 4/01/30	19,025,000	19,074,465
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	5,001,300
Campbell USD,
GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,205,000	5,563,885
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,406,672
Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,565,800
Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,532,178
Carlsbad USD, GO,
zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	12,895,120
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	24,064,260
Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	19,478,106
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/31	16,580,000	17,402,202
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,805,114
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	30,498,600
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	4,065,560
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,564,000
Chula Vista IDR, San Diego Gas and Electric Co.,
Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,218,625
Series A, 5.30%, 7/01/21	8,500,000	8,594,180
Series B, 5.50%, 12/01/21	14,000,000	14,179,900
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Assured Guaranty, 5.125%,
8/01/35	5,175,000	5,178,105
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	10,000,000	10,206,500
6.00%, 8/01/35	11,160,000	11,418,242
6.00%, 8/01/42	10,000,000	10,191,600
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,569,577
Compton USD, GO, Election of 2002, Series C, AMBAC Insured,
5.00%, 6/01/29	3,710,000	3,844,376
Pre-Refunded, 5.00%, 6/01/29	1,950,000	2,031,647
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,806,527
[a]Corona-Norco USD, GO, Series A, 5.00%, 8/01/44	20,000,000	22,185,400
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,133,467
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,280,000	6,307,130
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,813,000
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	9,343,714
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%,
6/01/34	10,355,000	12,050,114
6/01/37	11,965,000	13,769,202

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties,
Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,476,400
Refunding, Series A, 5.00%, 6/01/36	10,000,000	11,553,800
Refunding, Series A, 5.00%, 6/01/37	16,000,000	18,427,360
Series C, 5.00%, 6/01/44	14,000,000	15,730,680
Series C, 4.00%, 6/01/45	9,070,000	9,128,774
Subordinate, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/37	99,545,000	107,739,544
Eastern Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	34,229,320
Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	1,582,223
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,519,600
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,616,125
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 6.00%, 1/15/53	190,000,000	220,645,100
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	14,985,300
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	26,617,643
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	18,087,201
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	35,352,200
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	27,188,145
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,850,729
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	58,056,743
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	16,049,308
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	17,610,475
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	10,923,750
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,384,080
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	23,227,271
Convertible Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	73,913,560
Refunding, Series A, 5.75%, 1/15/46	260,000,000	299,894,400
Refunding, Series A, 6.00%, 1/15/49	305,000,000	354,916,300
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	10,000,000	10,033,900
Fresno USD, GO,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	9,697,510
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	7,221,550
Glendale Community College District GO, NATL Insured, zero cpn., 8/01/28	15,000,000	8,319,750
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,799,300
Senior Series A-1, 5.75%, 6/01/47	77,500,000	64,182,400
Series A, 5.00%, 6/01/35	25,000,000	27,827,000
Series A, 5.00%, 6/01/40	113,000,000	123,709,010
Series A, 5.00%, 6/01/45	68,000,000	74,035,000
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%,
9/01/33	10,000,000	11,174,400
Hartnell Community College District GO, Capital Appreciation, Monterey and San Benito Counties, Election of 2002, zero
cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	17,468,000
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	6,898,721
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	8,848,175
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn.,
8/01/28	10,005,000	5,993,895
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds, Turbo Convertible
Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	34,829,900
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,903,391
5.125%, 9/01/36	10,585,000	10,718,900
Jurupa USD, GO, Series A, 5.00%, 8/01/39	10,165,000	11,339,667
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,653,700
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
Refunding, 6.10%, 6/01/22	1,010,000	1,018,110
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	11,225,796
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	5,543
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,546,496
Lemon Grove School District GO, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	3,512,886
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded,
5.00%, 12/01/23	8,700,000	8,866,953
8.25%, 12/01/38	35,000,000	41,045,550
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	9,395,600

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
5.00%, 11/15/29	17,465,000	19,520,281
5.50%, 11/15/30	5,000,000	5,879,450
5.00%, 11/15/35	69,800,000	76,970,554
5.50%, 11/15/37	35,000,000	40,969,250
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	23,377,380
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	27,991,000
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	22,392,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
District No. 14, Series B, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	6,000,000	6,069,960
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	217,133
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	20,711,305
Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,625,820
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,683,703
Senior, Series B, 5.00%, 5/15/45	7,505,000	8,370,176
Senior, Series D, 5.00%, 5/15/35	80,000,000	90,897,600
Subordinate, Refunding, Series C, 5.00%, 5/15/32	10,235,000	11,791,027
Subordinate, Refunding, Series C, 5.00%, 5/15/33	7,745,000	8,887,155
Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	17,898,400
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33	66,020,000	75,617,988
Power System, Refunding, Series A, 5.00%, 7/01/34	53,105,000	60,639,006
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,195,079
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,195,190
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	11,047,800
Power System, Series A, Sub Series A-1, AGMC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,000,000
Power System, Series A, Sub Series A-1, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	63,435,000	63,435,000
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	12,167,739
Power System, Series B, 5.00%, 7/01/43	62,000,000	68,489,540
Power System, Series D, 5.00%, 7/01/44	51,940,000	57,480,440
Power System, Series E, 5.00%, 7/01/39	13,950,000	15,608,376
Power System, Series E, 5.00%, 7/01/44	34,000,000	37,626,780
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	89,527,258
Water System, Series A, 5.00%, 7/01/44	50,000,000	55,862,500
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	14,978,669
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,239,120
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	40,423,260
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,499,950
Los Angeles USD, GO,
Series E, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/30	15,000,000	15,000,000
Series F, 5.00%, 7/01/29	2,250,000	2,540,543
Series I, 5.00%, 7/01/29	10,000,000	11,291,300
Series I, 5.00%, 1/01/34	36,760,000	41,129,661
Los Angeles Wastewater System Revenue,
Green Bond, Refunding, Series C, 5.00%, 6/01/45	24,690,000	27,788,101
Green Bond, Series A, 5.00%, 6/01/44	9,000,000	10,145,430
Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,851,500
Los Gatos-Saratoga Joint UHSD, GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%,
8/01/39	10,635,000	10,780,380
8/01/44	16,090,000	16,199,251
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	32,924,750
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	7,572,263
Madera County COP, Valley Children's Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,509,265
5.75%, 3/15/28	27,500,000	27,542,625
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	3,535,000	3,549,317
5.50%, 1/15/24	11,790,000	13,597,171
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL Insured, zero cpn.,
8/01/21	9,660,000	8,403,041
8/01/23	10,815,000	8,648,215
5/01/27	12,770,000	8,573,012
Moreno Valley USD, GO,
Election of 2004, Series A, AGMC Insured, zero cpn., 8/01/27	6,315,000	4,498,553

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
Election of 2004, Series A, AGMC Insured, zero cpn., 8/01/28	6,625,000	4,535,740
Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	32,233,166
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/28,
6.25% thereafter, 8/01/43	55,000,000	38,009,400
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	13,845,360
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,580,279
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	950,000	951,302
Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	18,282,200
Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	6,938,510
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	11,824,974
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	8,025,169
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,610,015
Orange County Water District Revenue COP, Series B, NATL Insured,
ETM, 5.00%, 8/15/28	13,740,000	16,819,134
ETM, 5.00%, 8/15/34	3,305,000	4,087,888
Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,203,442
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	10,222,197
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,984,537
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,786,450
Palomar Community College District GO,
Convertible Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	56,427,554
Election of 2006, Series C, 5.00%, 8/01/44	20,000,000	22,275,400
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	32,904,000
Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	36,444,960
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	56,341,200
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn.,
8/01/43	32,000,000	6,077,760
8/01/48	28,000,000	3,546,760
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,005,350
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	15,666,493
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	3,350,000	3,378,576
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	7,403,323
8/01/46	89,200,000	19,599,024
8/01/49	85,000,000	15,854,200
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,550,000	1,553,658
[a]Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%,
12/15/31	10,180,000	11,780,907
12/15/32	11,215,000	12,979,232
6/15/33	5,835,000	6,739,658
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn.,
8/01/46	45,000,000	10,877,400
Ramona USD, COP, Convertible Capital Appreciation, NATL Insured, Pre-Refunded, 5.00%, 5/01/32	16,000,000	17,280,960
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,663,904
Series A, 5.00%, 7/01/47	58,450,000	60,669,346
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
8/15/16	8,605,000	8,543,302
8/15/17	13,605,000	13,310,724
8/15/18	13,605,000	13,055,766
Redding California Electricity System Revenue COP, Series A, NATL Insured, 5.00%, 6/01/35	12,725,000	12,758,085
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,587,659
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	7,260,000	6,322,444
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	19,741,320
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%, 8/01/32	6,930,000	7,542,612
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, NATL Insured, zero cpn.,
6/01/23	14,160,000	10,898,810
6/01/24	13,005,000	9,532,275
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL Insured, 5.00%,
11/01/30	9,905,000	10,039,906
11/01/36	6,345,000	6,422,155
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley AD, Zone 3, 7.875%,
9/01/15	410,000	415,146

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
9/01/16	440,000	476,714
9/01/17	475,000	541,187
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A, XLCA Insured, 5.00%,
10/01/35	17,500,000	17,528,875
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	21,999,292
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	21,379,260
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,489,290
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,168,100
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	11,034,500
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,633,478
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	27,556,000
RNR School Financing Authority Special Tax, CFD No. 92-1,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/36	10,090,000	10,629,210
Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	12,222,944
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39	8,865,000	10,363,983
Rocklin USD, GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/16	17,715,000	17,063,088
Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	5,811,062
Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	5,870,690
Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	5,805,752
Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	10,054,900
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	17,900,000	16,544,254
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,004
Roseville Joint UHSD, GO,
Capital Appreciation, Series A, zero cpn., 8/01/17	7,430,000	6,527,701
Placer and Sacramento Counties, Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	8,375,000	8,403,391
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,598,500
Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31	17,715,000	18,488,083
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL Insured, 5.00%, 10/01/37	8,715,000	9,395,119
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance Capital Program, Series A,
AMBAC Insured, 5.00%,
12/01/31	16,915,000	17,847,693
12/01/36	5,740,000	6,037,504
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,556,250
Senior, 5.00%, 7/01/40	9,000,000	9,840,870
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,715,000
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,394,200
Sacramento County Sanitation Districts Financing Authority Revenue,
County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30	11,900,000	11,940,817
Refunding, Series A, 5.00%, 12/01/44	25,000,000	27,806,000
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	13,685,344
Sacramento Regional County Sanitation District, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	10,000,000	10,418,700
Sacramento Regional County Sanitation District, NATL Insured, Pre-Refunded, 5.00%, 12/01/36	47,875,000	49,879,526
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	23,945,275
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	13,553,518
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,058,306
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%,
1/01/23	6,315,000	6,325,925
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/44	10,840,000	11,858,310
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to 8/01/19, 6.00% thereafter,
8/01/33	26,880,000	26,589,696
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,328,100
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,116,358
Refunding, Sub Series A, 5.00%, 7/01/27	11,565,000	13,016,407
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, 5.00%,
4/01/44	54,915,000	61,549,281
4/01/48	20,000,000	22,352,000
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC Insured, 6.00%, 11/01/15	845,000	848,321
San Diego USD, GO,
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	49,537,245
Election of 1998, Capital Appreciation, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	10,467,206

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
Election of 1998, Capital Appreciation, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	6,930,759
Election of 1998, Capital Appreciation, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	8,725,197
Election of 2008, Capital Appreciation, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	18,235,522
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	97,419,561
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	35,885,036
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	30,282,000
San Francisco City and County Airport Commission International Airport Revenue,
Issue 32G, Refunding, Second Series, NATL Insured, 4.50%, 5/01/28	7,500,000	7,693,650
Series B, 5.00%, 5/01/44	31,000,000	34,327,230
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31	5,805,000	5,820,674
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	23,490,000	26,290,008
11/01/41	5,800,000	6,364,920
11/01/43	71,735,000	79,078,512
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,224,240
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	70,339,410
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	94,604,597
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	106,392,456
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	94,464,926
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	94,364,799
senior lien, ETM, zero cpn., 1/01/25	5,700,000	4,511,607
senior lien, ETM, zero cpn., 1/01/28	33,545,000	23,501,962
senior lien, ETM, zero cpn., 1/01/29	37,050,000	24,862,032
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	131,378,750
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	448,872,700
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	26,626,590
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,570,237
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,087,416
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,773,159
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured,
5.00%, 9/01/24	5,000,000	5,005,300
San Jose GO,
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	36,761,276
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,635,612
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,862,872
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,330,494
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,034,019
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	10,832,300
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,414,930
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,762,693
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/36	10,000,000	12,015,400
5/01/42	10,000,000	11,914,500
San Jose USD, COP, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	5,029,772
1/01/29	7,105,000	4,612,069
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	10,349,234
8/01/27	18,605,000	12,109,436
8/01/28	19,470,000	12,011,627
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	12,500,000	13,337,875
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,103,850
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%, 8/01/39	6,555,000	6,556,508
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00%
thereafter, 12/15/43	11,535,000	11,475,479
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,153,550
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	15,970,000	16,028,131
San Ramon Valley Fire Protection District COP, XLCA Insured, Pre-Refunded, 5.00%, 8/01/36	5,655,000	5,935,431
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	15,502,444
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,347,600

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	8,393,741
6.75%, 9/01/28	13,500,000	16,292,880
[b]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	2,690,000	2,672,865
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
2/01/41	20,000,000	21,819,400
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,462,905
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, 7.00%, 9/01/36	5,000,000	5,741,450
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	22,380,800
Santa Maria Joint UHSD, GO, 4.00%, 8/01/37	14,230,000	14,326,622
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%,
2/01/45	16,495,000	17,932,209
2/01/50	21,050,000	22,605,595
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	16,927,927
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,016,950
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn.,
8/01/42	49,000,000	11,671,310
Semitropic Improvement District Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%,
12/01/45	10,000,000	10,986,800
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17	1,920,000	1,927,584
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,666,551
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	19,346,775
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,438
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	13,982,998
[a]Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,101,800
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16	103,885,000	102,463,853
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,874,300
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	10,535,500
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,456,563
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
Series A, AGMC Insured, 6.10%, 10/01/15	585,000	592,944
Series C, AGMC Insured, 6.10%, 7/01/19	3,940,000	4,153,115
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,077,056
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and
Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	12,954,495
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	81,326,250
Series A, NATL Insured, 4.50%, 5/15/47	54,085,000	54,487,933
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	25,863,750
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,127,738
Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37	10,000,000	10,507,700
Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/41	7,750,000	8,143,468
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,711,150
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	39,163,834
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	14,200,933
[b]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	2,070,000	2,048,120
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	7,790,000	8,478,636
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,090,000	4,094,704
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,030,000	1,033,687
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	31,272,034
Vista USD, GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,160,440
Washington Township Health Care District Revenue,
Refunding, 5.25%, 7/01/29	6,500,000	6,512,935
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,159,180
Series A, 5.50%, 7/01/38	11,000,000	11,708,400
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.625%, 11/01/34	11,035,000	12,020,205
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,897,512
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	5,578,650
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,808,684
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,250,000	6,267,063
9/01/31	7,490,000	7,819,186
9/01/35	5,910,000	5,925,543

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2015 (unaudited) (continued)

Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	21,289,297
		12,518,228,924
U.S. Territories 4.8%
Puerto Rico 4.7%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	7,210,000	7,266,887
5.625%, 5/15/43	25,500,000	25,582,620
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	18,262,500
Refunding, Series A, 5.75%, 7/01/41	20,485,000	12,598,275
Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	17,145,000	16,254,146
Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	10,000,000
Refunding, Series E, 5.50%, 7/01/31	18,980,000	11,815,050
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	20,737,500
Series A, 5.125%, 7/01/28	10,000,000	6,151,800
Series A, 5.125%, 7/01/31	68,780,000	41,955,800
Series A, 6.00%, 7/01/38	10,000,000	6,237,800
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	13,084,389
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	22,148,064
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.00%,
7/01/36	63,000,000	65,817,360
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series K, Pre-Refunded,
5.00%,
7/01/40	30,000,000	30,000,000
7/01/45	30,000,000	30,000,000
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	3,908,532
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	10,905,800
Refunding, Series A, 5.00%, 7/01/42	24,000,000	13,021,200
Series A, 7.00%, 7/01/33	50,000,000	27,128,500
Series WW, 5.00%, 7/01/28	12,030,000	6,590,395
Series WW, 5.25%, 7/01/33	32,250,000	17,499,173
Series XX, 5.25%, 7/01/40	14,000,000	7,595,840
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,433,956
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	20,000,000	11,518,800
6.00%, 12/15/26	10,000,000	5,883,700
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	14,911,875
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	21,535,000
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	15,000,000
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	10,000,000
Refunding, Series N, 5.00%, 7/01/37	10,925,000	5,899,609
Series S, 6.00%, 7/01/41	32,840,000	18,554,600
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	7,614,810
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	42,202,400
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	5,525,000
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	5,525,000
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	5,525,000
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	4,440,000
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	27,625,000
Series A, 5.25%, 8/01/57	10,000,000	6,125,000
		638,881,381
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	10,000,000	11,444,300

Total U.S. Territories		650,325,681
Total Municipal Bonds (Cost $12,180,685,551) 96.6%		13,168,554,605

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2015 (unaudited) (continued)
Other Assets, less Liabilities 3.4%	468,860,635
Net Assets 100.0%	$13,637,415,240

a Security purchased on a when-issued basis.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2015, the aggregate value of these securities was $4,720,985, representing 0.03% of net assets.

ABBREVIATIONS
Selected Portfolio

ABAG	-	The Association of Bay Area Governments
ACA	-	American Capital Access Holdings Inc.
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BART	-	Bay Area Rapid Transit
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
CHFCLP	-	California Health Facilities Construction Loan Program
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDR	-	Industrial Development Revenue
MFHR	-	Multi-Family Housing Revenue
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RMR	-	Residential Mortgage Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin California Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,186,650,285

Unrealized appreciation	$1,297,980,926
Unrealized depreciation	(316,076,606)
Net unrealized appreciation (depreciation)	$981,904,320

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S.
territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities
Municipal Bonds		$-	13,155,301,072	$13,253,533	$13,168,554,605

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 27, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  August 27, 2015